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                       COLUMBIA FUNDS INSTITUTIONAL TRUST
                                SUPPLEMENT TO THE
                      STATEMENTS OF ADDITIONAL INFORMATION


                            CMG Strategic Equity Fund
                             CMG Small/Mid Cap Fund
                          CMG International Stock Fund
                               CMG Core Bond Fund
                               CMG High Yield Fund
                           CMG International Bond Fund
                            CMG Short Term Bond Fund
                         CMG Ultra Short Term Bond Fund
                           CMG Intermediate Bond Fund
                             CMG Core Plus Bond Fund
                            CMG Government Bond Fund
                  CMG Mortgage and Asset-Backed Securities Fund
                            CMG Small Cap Growth Fund
                         CMG Enhanced S&P 500 Index Fund
                            CMG Large Cap Value Fund
                            CMG Large Cap Growth Fund
                             CMG Mid Cap Value Fund
                             CMG Mid Cap Growth Fund
                            CMG Small Cap Value Fund


THE SECTION OF THE STATEMENT OF INFORMATION ENTITLED "MANAGEMENT" IS HEREBY AMENDED WITH THE ADDITION OF THE FOLLOWING LANGUAGE:

The overall investment activities of the Advisor and its affiliates may limit the investment opportunities for a Fund in certain markets in which limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, a Fund's activities also may be restricted because of regulatory restrictions applicable to the Advisor and its affiliates, and/or their internal policies.

September 29, 2006                                            INT-50/114011-0906